Nature of Business and Significant Accounting Policies - Schedule of Deferred Television Costs (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Development and pre-production costs
In-production		68,264
Post production		48,190
Total deferred television costs		$ 116,454